Shareholder Report, Holdings (Details)_3	Jun. 30, 2024
Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R-6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class R-6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class R-6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class R-6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class R-6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R-6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class R-6 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R-6 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Class R-6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%